Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Income taxes
Note 11 - Income taxes:
A.	Basis of taxation:
The Company and its subsidiaries are subject to tax in many jurisdictions and a certain degree of estimation is required in recording the assets and liabilities related to income taxes. The Company believes that its accruals for tax liabilities are adequate for all open years. The Company considers various factors in making these assessments, including past history, recent interpretations of tax law, and the specifics of each matter.
Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence.
The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for
Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company's taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of foreign exchange rate (of NIS against the U.S. dollar) on the Company's Israeli taxable income.
Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.
B.
Deferred tax assets and liabilities:
Deferred tax reflect the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2012 and 2011, the Company's deferred taxes were in respect of the following:

	December 31,
	2012	2011
	(in thousands)
Net operating losses carry forwards	$28,617	$26,052
Provisions for employee rights and other temporary differences	70	170

Deferred tax assets before valuation allowance	28,687	26,222
Valuation allowance	(28,687)	(26,222)

Deferred tax assets	-	-
Deferred tax liability	-	(425)

Deferred tax assets (liability), net	$-	$(425)
C.	Loss before Income Taxes is composed as follows:
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Domestic (Israel)	$(22,124)	$(21,539)	$(46,639)
Foreign	12,737	(6,541)	9,945

	$(9,387)	$(28,080)	$(36,694)
D.	Provision (Benfit) For Taxes:
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Current:
Domestic (Israel)	$-	$-	$5
Foreign	54	348	48

	54	348	53
* Taxes related to prior years Deferred:	167	230	(179)
Deferred taxes, net	-	2,694	(150)

Total provision(benefit) for income taxes	$221	$3,272	$(276)

*	In 2012 and 2011, mainly related to withholdings tax for prior years that cannot be realized due to liquidation of subsidiaries.

Discontinued operation includes tax expenses totaled $12, $191 and $143 thousands for the years ended December 31, 2012, 2011, and 2010, respectively.
E.	Uncertain Tax Position:
The Company has recorded no liability for income taxes associated with unrecognized tax benefits at the date of adoption and have not recorded any liability associated with unrecognized tax benefits during 2010, 2011 and 2012. Accordingly, the Company has not recorded any interest or penalty in regard to any unrecognized benefit.
F.	A reconciliation of the theoretical tax expense, assuming all income is taxed at the regular rates and the actual tax expense is as follows:
	December 31,
	2012	2011	2010
	(in thousands)
Loss before income taxes, per consolidated statements of income	$(9,387)	$(28,080)		$(36,694)

Theoretical income tax benefit (25% in 2010 and 24% in 2011 and 25% in 2012)	(2,347)	(6,739)		(9,174)
Decrease in taxes resulting from the following differences:
Carry-forward losses for which the Company provided valuation allowance	2,465	4,729		4,979
Goodwill impairment and realization	-	5,455		3,297
Effect of different tax rates in foreign subsidiaries	(109)	(444)		758
Taxes related to previous years	167	230		(179)
Non-deductible expenses	45	41		43

Income tax expense (benefit) in the consolidated statements of income for the reported year	$221	$3,272	$	(276)

Effective tax rate	-	-		-
G.	Tax Losses:
The Company and its subsidiaries have NOL carry forwards for income tax purposes as of December 31, 2012 of approximately $93 million with no expiration date. $78 million were generated in Israel and the rest outside of Israel.
H.	Tax Assessments:
The Company received final tax assessments in Israel through tax year 2006.